Fair Value Measurements Using Significant Unobservable Inputs (Level 3) - 2015 Private Placement (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014
Private Placement [Line Items]
Balance			$ 6,270,000
Adjustments to estimated fair value	$ 0	$ 0	0	$ (7,541,693)
Balance					$ 6,270,000
Fair Value, Inputs, Level 3 [Member]
Private Placement [Line Items]
Balance			6,270,000	$ 0	0
Issuances					10,391,693
Adjustments to estimated fair value					4,121,693
Balance					6,270,000
2015 Private Placement Financing | Fair Value, Inputs, Level 3 [Member]
Private Placement [Line Items]
Balance			0
Issuances			2,458,204
Adjustments to estimated fair value			0
Balance	$ 2,458,204		$ 2,458,204		$ 0